Long-Term Investments - Schedule of Long-term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Statement Of Financial Position [Abstract]
Equity method investments in related parties	$ 7,604		$ 7,853
Available-for-sale securities	374		2,989
Cost method investments	8,393		9,018
Other	6,020		2,477
Total other long-term investments	14,787	[1]	14,484	[1]
Total long-term investments	$ 22,391		$ 22,337

[1]	See Note 8